FIDELITY(REGISTERED TRADEMARK)
FOUR-IN-ONE INDEX
FUND

SEMIANNUAL REPORT

AUGUST 31, 1999

(Fidelity Logo graphic)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             5   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT SUMMARY    8   A summary of the fund's
                          investments.

INVESTMENTS           9   A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  10  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 14  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo) This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

In late August, just days after making what many market observers felt would be the final interest-rate hike of 1999, Federal Reserve Board Chairman Alan Greenspan re-ignited fears of further increases, calling the continued rise of stocks "inexplicable." He also indicated that stock movements would play a larger role in future monetary policy deliberations. In response, equity and bond markets retreated from solid gains earned earlier in the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1999       LIFE OF FUND

FIDELITY FOUR-IN-ONE INDEX          -1.20%

Fidelity Four-in-One Composite      -1.25%

 S&P 500(registered trademark)      -2.08%

 LB Aggregate Bond                  0.14%

 MSCI EAFE(registered               2.85%
trademark)

 Wilshire 4500                      -3.78%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, since the fund started on June 29, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Fidelity Four-in-One Composite Index, a representation of the performance of the indexes to which the underlying funds seek to correspond and is based on the target weightings of each underlying fund in Four-in-One Index Fund. The following indexes and their weightings are used to calculate the Composite Index: S&P 500 Index (55%), Wilshire 4500 Index (15%), Morgan Stanley Capital International Europe, Australasia, Far East Index (15%), and Lehman Brothers Aggregate Bond Index (15%). These benchmarks include reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 invested in the fund will appear in the fund's next report six months from now.

(checkmark) UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW

(Photograph of Jennifer Farrelly)

NOTE TO SHAREHOLDERS: Fidelity Four-In-One Index Fund commenced operations on June 29, 1999. The following is an interview with the fund's Portfolio Manager, Jennifer Farrelly, who discusses the fund's strategy and performance, as well as the market environment during the period.

Q. HOW DID THE FUND PERFORM, JENNIFER?

A. From its inception on June 29, 1999, through August 31, 1999, the fund returned -1.20%. The fund compares its performance to a composite benchmark, which comprises various indexes and reflects the fund's target allocation mix. During this same period, the Fidelity Four-In-One Composite Index returned -1.25%. Going forward, we will look at the fund's six- and 12-month performance.

Q. HOW WOULD YOU DESCRIBE THE FUND'S INVESTMENT STRATEGY?

A. The Four-In-One Index Fund spreads its assets among a combination of four Fidelity stock and bond index funds. It has built-in diversification that stretches across domestic and international investments and across equity and fixed-income markets. The fund's investments include an approximate 55% weighting in Spartan Market Index, which tracks the total return of the Standard & Poor's(registered trademark) 500 Index; 15% in Spartan Extended Market Index, which seeks to provide total returns comparable to the medium- and small-cap oriented Wilshire 4500; 15% in Spartan International Index, which aims for results that correspond to the total return of foreign stock markets reflected by the Morgan Stanley Capital International (MSCI) EAFE Index; and 15% in Fidelity U.S. Bond Index, which attempts to mirror the returns of bonds that make up the Lehman Brothers Aggregate Bond Index. The fund is managed so as to remain close to its target allocation. Occasionally, I will rebalance the portfolio to its target asset mix due to shifts resulting from market activity.

Q. WHAT WAS THE INVESTMENT CLIMATE LIKE FOR U.S. EQUITIES DURING THE
PERIOD?

A. Conflicting economic data and uncertainty surrounding the Federal Reserve Board's stance on monetary policy combined to produce a somewhat confused and directionless market. The Standard & Poor's 500 Index - a broad measure of U.S. stock market performance - fell 2.08% for the roughly two months since the fund's inception. The Wilshire 4500 Index, reflective of the broader decline in the equity market, slipped 3.78% over the same period. Most of the gains were concentrated in technology and energy names such as Intel and Apache Corp. The impressive growth of the Internet and strong consumer demand for data services and telecommunications drove the sound performance of technology stocks. Much of the increase enjoyed by the energy sector was due to a sustained recovery in oil prices. On the other hand, a negative interest-rate environment during the period depressed financial stocks such as Banc One. Cyclicals - or economically sensitive stocks - also dipped lower, recoiling as the market rotated back to some of the larger-cap growth names.

Q. WHAT ABOUT THE U.S. BOND MARKET?

A. The U.S. taxable-bond market had little to show for its efforts over the past two months. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned only 0.14% for this period. The period's two widely anticipated quarter-point interest-rate hikes didn't help. Yield spreads widened as investors ignored signs of moderating economic growth and instead surrendered to concerns of further Fed tightening. These fears entranced wary investors, causing them to drive down Treasury prices, sending their yields upward. Spread sectors - mortgages, corporates and agencies - also sputtered, slightly underperforming Treasuries.

Q. HOW DID SOME OF THE MAJOR MARKETS OVERSEAS FARE DURING THE PAST TWO
MONTHS?

A. Strengthening economies, lower interest rates and widespread corporate restructuring activity helped foreign stock markets post generally positive performances over the past two months. The MSCI EAFE Index, which measures stock performance in Europe, Australasia and the Far East, returned 2.85% for the period ending August 31, 1999. Europe, a major component of the index, saw disappointing performance despite signs of improvement on the economic and corporate fronts. DaimlerChrysler was a key detractor during the period. Conversely, the previously faltering Japanese stock market forged ahead, taking the next steps toward recovery. New corporate restructuring reforms, most notably in the banking sector, and government economic intervention helped get the market back on its feet. Sony proved to be a big winner here over the past two months.

Q. WHAT'S YOUR OUTLOOK?

A. The domestic economy appears to be moderating. The ever-watchful Fed, however, remains poised to smother any sign of inflation that threatens to disturb this period of prolonged prosperity for stocks. If interest rates hold steady or decline, and earnings growth accelerates, domestic equities and bonds should respond well in the coming months.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)
FUND FACTS

GOAL: seeks high total return
by investing in a combination
of four Fidelity stock and
bond index funds

FUND NUMBER: 355

TRADING SYMBOL: FIDVF

START DATE: June 29, 1999

SIZE: as of August 31, 1999,
more than $70 million

MANAGER: Jennifer Farrelly,
since inception; manager,
various structured portfolios
for Fidelity Management Trust
Company; manager, various
Fidelity and Spartan domestic
equity index funds, 1994-
1997; joined Fidelity in
1988

NOTE TO SHAREHOLDERS OF
THE FIDELITY FOUR-IN-ONE
INDEX FUND:

At meetings held on September
15, 1999, after the period covered
in this report, shareholders of
Spartan Market Index, Spartan
Extended Market Index, and
Spartan International Index
(underlying Fidelity Stock Index
Funds) approved new sub-advisory
agreements among each underlying
Fidelity Stock Index Fund, Fidelity
Management & Research Co., and
Bankers Trust.

INVESTMENT SUMMARY

FUND HOLDINGS AS OF AUGUST
31, 1999

                               % OF FUND'S INVESTMENTS  TARGETED INVESTMENT ALLOCATION

Spartan Market Index            54.9%                    55.0%
Fund(registered trademark)

Spartan(registered trademark)   14.8                     15.0
Extended Market Index Fund

Spartan International Index     15.2                     15.0
Fund

Fidelity U.S. Bond Index Fund   15.1                     15.0

                                100.0%                   100.0%



Row: 1, Col: 1, Value: 69.7
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 15.2
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 15.1
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.0

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF AUGUST 31, 1999

Domestic Equities 69.7%
International Equities 15.2%
Bonds 15.1%

Row: 1, Col: 1, Value: 69.7
Row: 1, Col: 2, Value: 15.2
Row: 1, Col: 3, Value: 15.1

INVESTMENTS AUGUST 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities

EQUITY FUNDS - 84.9%

                               SHARES                 VALUE (NOTE 1)

DOMESTIC EQUITY FUNDS - 69.7%

Spartan Extended Market Index   382,125               $ 10,485,521
Fund

Spartan Market Index Fund       423,807                38,714,801

                                                       49,200,322

INTERNATIONAL EQUITY FUNDS -
15.2%

Spartan International Index     334,883                10,716,262
Fund

TOTAL EQUITY FUNDS                                      59,916,584
(Cost $61,116,042)

FIXED-INCOME FUNDS - 15.1%



INVESTMENT GRADE FIXED-INCOME
FUNDS - 15.1%

Fidelity U.S. Bond Index Fund   1,029,748   10,626,998
(Cost $10,721,153)

TOTAL INVESTMENT IN                        $ 70,543,582
SECURITIES - 100%
(Cost $71,837,195)

INCOME TAX INFORMATION

At August 31, 1999, the aggregate cost of investment securities for income tax purposes was $71,837,195. Net unrealized depreciation aggregated $1,293,613, of which $292,454 related to appreciated investment securities and $1,586,067 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                               AUGUST 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at               $ 70,543,582
value (cost $71,837,195) -
See accompanying schedule

Cash                                        13

Receivable for Four-in-One                  918,232
Index Fund shares sold

Dividends receivable                        42,281

 TOTAL ASSETS                               71,504,108

LIABILITIES

Payable for underlying fund     $ 955,516
shares purchased

Payable for Four-in-One Index    5,000
Fund shares redeemed

Accrued management fee           3,339

 TOTAL LIABILITIES                          963,855

NET ASSETS                                 $ 70,540,253

Net Assets consist of:

Paid in capital                            $ 71,783,167

Undistributed net investment                50,699
income

Net unrealized appreciation                 (1,293,613)
(depreciation) on investments

NET ASSETS, for 2,856,435                  $ 70,540,253
shares outstanding

NET ASSET VALUE, offering                   $24.70
price and redemption price
per share ($70,540,253
(divided by) 2,856,435
shares)

STATEMENT OF OPERATIONS

                      JUNE 29, 1999 (COMMENCEMENT
                      OF OPERATIONS) TO AUGUST 31,
                      1999 (UNAUDITED)

INVESTMENT INCOME                       $ 55,026
Income distributions from
underlying funds

Interest                                 13

 TOTAL INCOME                            55,039

EXPENSES

Management fee                $ 5,577

Non-interested trustees'       3
compensation

 Total expenses before         5,580
reductions

 Expense reductions            (1,240)   4,340

NET INVESTMENT INCOME                    50,699

Change in net unrealized                 (1,293,613)
appreciation (depreciation)
on investment securities

NET INCREASE (DECREASE) IN              $ (1,242,914)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                JUNE 29, 1999 (COMMENCEMENT
                                OF OPERATIONS) TO AUGUST 31,
                                1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment       $ 50,699
income

 Change in net unrealized        (1,293,613)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN      (1,242,914)
NET ASSETS RESULTING  FROM
OPERATIONS

Share transactions Net           73,497,590
proceeds from sales of
Four-in-One Index Fund shares

 Cost of Four-in-One Index       (1,714,423)
Fund shares redeemed

 NET INCREASE (DECREASE) IN      71,783,167
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)      70,540,253
IN NET ASSETS

NET ASSETS

 Beginning of period             -

 End of period (including       $ 70,540,253
undistributed net investment
income of $50,699)

OTHER INFORMATION
Shares

 Sold                            2,925,786

 Redeemed                        (69,351)

 Net increase (decrease)         2,856,435


FINANCIAL HIGHLIGHTS
                                 PERIOD  ENDED AUGUST 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 25.00
period

Income from Investment
Operations

Net investment income D           .04

Net unrealized gain (loss)        (.34)

Total from investment             (.30)
operations

Net asset value, end of period   $ 24.70

TOTAL RETURN B, C                 (1.20%)

RATIOS AND SUPPLEMENTAL DATA
(amounts do not include the
activity  of the underlying
funds)

Net assets, end of period        $ 70,540
(000 omitted)

Ratio of expenses to average      .08% A, F
net assets

Ratio of net investment           .91% A
income to average net assets

Portfolio turnover rate           0%

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.

C THE TOTAL RETURN WOULD HAVE
BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIOD SHOWN.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD JUNE 29,
1999 (COMMENCEMENT OF
OPERATIONS) TO AUGUST 31,
1999.

F STRATEGIC ADVISERS AGREED
TO REIMBURSE A PORTION OF
THE FUND'S EXPENSES DURING
THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE FUND'S
EXPENSE RATIO WOULD HAVE
BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS

For the period ended August 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Four-in-One Index Fund (the fund) is a fund of Fidelity Oxford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Delaware business trust. The fund primarily invests in a combination of Fidelity stock and bond index funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). The stock funds are sub-advised by Bankers Trust.

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related recordkeeping problems that occurred between 1994 and early 1996. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. On July 26, 1999, Bankers Trust was formally sentenced in United States District Court to pay the $60 million fine. Separately, Bankers Trust has agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty plea and formal sentence did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea and subsequent sentence, absent an order from the Securities and Exchange Commission (the SEC), Bankers Trust would not be able to continue to provide investment advisory services to the stock funds. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

At shareholder meetings held on September 15, 1999, shareholders of Spartan Market Index, Spartan Extended Market Index, and Spartan International Index (underlying Fidelity Stock Index Funds) approved interim sub-advisory agreements among each underlying Fidelity Stock Index Fund, FMR, and Bankers Trust (required due to Bankers Trust's merger with Deutsche Bank) and new sub-advisory agreements among each underlying Fidelity Stock Index Fund, FMR, and Bankers Trust. The new sub-advisory agreements became effective on October 1, 1999.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term securities maturing within sixty days of

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY VALUATION - CONTINUED

their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Interest income is accrued as earned.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 0.50% of the proceeds of the redeemed shares. The fee, which is paid to the fund, is then paid to those Underlying Funds with short-term trading fees. For the period, the fund received $7,770, of which $3,976, $1,626, and $2,168 was paid to Spartan Market Index, Spartan Extended Market Index and Spartan International Index funds, respectively.

SECURITY TRANSACTIONS. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

interest). FMR is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and redemptions of the Underlying Fund shares aggregated $71,837,195 and $0, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. The fund pays a management fee to Strategic Advisers, Inc., an affiliate of FMR. Strategic Advisers receives a fee that is computed daily at an annual rate of .10% of the fund's average net assets. The management fee paid to Strategic Advisers by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

OTHER TRANSACTIONS. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the fund. Pursuant to this agreement, FMR pays all expenses of the fund, except the compensation of the non-interested trustees and certain exceptions such as interest, taxes, brokerage commissions, and extraordinary expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of the fund's average net assets.

5. EXPENSE REDUCTIONS.

Strategic Advisers voluntarily agreed to reimburse the fund's total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .08% of the fund's average net assets. For the period, the reimbursement reduced expenses by $1,240.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)
FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST SM)
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500





INVESTMENT ADVISER

Strategic Advisers, Inc.
Boston, MA

OFFICERS

Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Jennifer G. Farrelly, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

Bank of New York
New York, NY

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
 Telephone (FAST SM)(AUTOMATED GRAPHIC)  1-800-544-5555

(AUTOMATED GRAPHIC) AUTOMATED LINE FOR QUICKEST SERVICE

IDV-SANN-1099   86081
1.728266.100

(Fidelity Logo Graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com